UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Florida Insured Municipal Income Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 –    Schedule of Investments

BlackRock Florida Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Florida - 124.9%	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First Inc. Project), 5%, 4/01/36	$2,000	$1,882,580
	Broward County, Florida, School Board, COP, VRDN, Series D,
	1.51%, 7/01/29 (a)(b)	4,500	4,500,000
	Colonial Country Club Community Development District, Florida, Special
	Assessment Revenue Bonds, 6.40%, 5/01/33	3,735	3,800,848
	Florida State Board of Education, Lottery Revenue Bonds,
	Series C, 5%, 1/01/22 (c)	8,640	8,902,570
	Florida State Department of Transportation, GO, Refunding,
	5%, 7/01/27 (a)	7,000	7,176,470
	Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5%,
	10/01/13 (a)(d)	2,500	2,728,000
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), Series A, 6%, 11/15/11 (d)	8,500	9,427,520
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), Series C, 5.25%, 11/15/36	2,500	2,456,425
	Hillsborough County, Florida, Aviation Authority, Revenue Refunding
	Bonds, Series D, 5.50%, 10/01/26 (e)	1,295	1,375,691
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), Series B, 5.15%, 9/01/25	500	508,465
	Hillsborough County, Florida, School Board, COP, Refunding,
	Series A, 5%, 7/01/25 (c)	7,580	7,737,285
	Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5%,
	10/01/26 (f)	8,000	8,073,920
	Julington Creek Plantation Community Development District, Florida,
	Special Assessment Refunding Bonds, 5%, 5/01/29 (c)	1,480	1,482,501
	Lake County, Florida, School Board, COP, Series A, 5%, 7/01/28 (f)	9,000	8,976,960
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/30 (e)	1,500	1,531,335
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.26%, 10/01/39 (c)(g)	10,000	1,652,200
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.26%, 10/01/40 (c)(g)	10,000	1,555,100
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series B, 5.17%, 10/01/31 (c)(g)	26,935	7,497,357
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
	Improvement Program), 5.25%, 1/01/28 (c)	5,535	5,715,773

Portfolio Abbreviations
To simplify the listings of BlackRock Florida Insured Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
COP	Certificates of Participation
GO	General Obligations Bonds
IDA	Industrial Development Authority
PCR	Pollution Control Revenue Bonds
VRDN	Variable Rate Demand Notes

BlackRock Florida Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
	Improvement Program), 5%, 1/01/37 (c)	$2,000	$2,008,980
	Orange County, Florida, Educational Facilities Authority, Educational
	Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/27 (f)	1,335	1,374,249
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Orlando Regional Healthcare), Series B,
	5.25%, 12/01/29 (a)	1,500	1,546,245
	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
	5.125%, 1/01/32 (h)	7,975	8,136,095
	Orange County, Florida, School Board, COP, Series A, 5%, 8/01/27 (c)	2,000	2,016,320
	Orange County, Florida, Tourist Development, Senior Lien Tax Revenue
	Bonds, 5.125%, 4/01/12 (d)(f)	9,250	9,970,853
	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 5%, 10/01/29 (f)	1,600	1,608,672
	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.47%,
	10/01/28 (g)(h)	4,015	1,343,339
	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.48%,
	10/01/31 (g)(h)	5,570	1,542,333
	Pasco County, Florida, School Board, COP, Series A, 5%, 8/01/27 (c)(h)	5,815	5,908,680
	Pinellas County, Florida, Health Facilities Authority Revenue Bonds
	(BayCare Health System Inc.), 5.50%, 5/15/13 (d)	5,000	5,538,550
	Polk County, Florida, Utility System Revenue Bonds, 5%,
	10/01/29 (c)(h)	5,000	5,041,600
	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
	5%, 10/01/37 (a)	2,600	2,626,884
	Sarasota County, Florida, Utilities System Revenue Refunding Bonds,
	Series C, 5.25%, 10/01/22 (h)	2,945	3,084,092
	Sunrise, Florida, Utility System Revenue Refunding Bonds,
	5%, 10/01/28 (f)	5,000	5,088,550
	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds,
	Series B, 5%, 10/01/23 (a)	1,000	1,045,130
	Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5%, 11/01/32 (c)	10,000	10,121,600
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, Series A, 6.50%, 5/01/33	3,520	3,594,096
	Total Municipal Bonds
	(Cost - $155,995,851) - 124.9%		158,577,268
	Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Florida - 35.5%	Florida State Board of Education, Series A, 5%, 6/01/27 (a)	9,000	9,223,920
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (a)	1,000	1,010,819
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (c)	3,940	4,043,583
	Jacksonville, Florida, Transport Revenue Bonds, 5%, 10/01/31 (c)	9,500	9,560,293
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds
	(6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (e)	2,200	2,280,982

BlackRock Florida Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	(000)	Value
Palm Beach County Florida, School Board , COP, Revenue Refunding
Bonds, Series D, 5%, 8/01/28 (a)	$9,200	$9,294,306
Pinellas County Florida, Sewer Revenue Bonds, 5%, 10/01/32 (a)	9,500	9,663,875
Total Municipal Bonds Transferred to Tender Option Bond
Trusts (Cost - $44,481,864) - 35.5%		45,077,778
Short-Term Securities	Shares
CMA Florida Municipal Money Fund, 1.02% (j)(k)	29,637,617	29,637,617
Total Short-Term Securities
(Cost - $29,637,617) - 23.4%		29,637,617
Total Investments (Cost - $230,115,332*) - 183.8%		233,292,663
Other Assets Less Liabilities - 1.0%		1,320,150
Liability for Trust Certificates, Including
Interest Expense and Fees Payable - (24.9%)		(31,622,532)
Preferred Shares, at Redemption Value - (59.9%)		(76,032,345)
Net Assets Applicable to Common Shares - 100.0%		$126,957,936

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$199,106,915
Gross unrealized appreciation	$3,696,848
Gross unrealized depreciation	(1,121,100)
Net unrealized appreciation	$2,575,748

(a)	FSA Insured.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	MBIA Insured.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Assured Guaranty Insured.

(f)	AMBAC Insured.

(g)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(h)	FGIC Insured.

(i)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net	Dividend
	Affiliate	Activity	Income
	CMA Florida Municipal Money Fund	24,568,239	$83,666
(k)	Represents the current yield as of report date.
•	Forward interest rate swaps outstanding as of May 31, 2008 were as follows:
Notional
		Amount	Unrealized
		(000)	Appreciation
Pay a fixed rate of 3.542% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index rate
Broker, Citibank NA
	Expires June 2023	$3,750	$50,914

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Insured Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Florida Insured Municipal Income Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Florida Insured Municipal Income Trust

Date: July 18, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Insured Municipal Income Trust

Date: July 18, 2008